SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Sales	$ 32,218	$ 30,724
Operating income (loss)	1,808	2,757
Depreciation and amortization	(1,529)	(1,353)
Acquisition gain of Calvert	0	1,858
Impairment		(194)
Income from investments in associates, joint ventures and other investments	366	346
Capital expenditures	2,373	1,853
Reconciliation from operating income to net income [Abstract]
Operating income	1,808	2,757
Income from investments in associates, joint ventures and other investments	366	346
Gain on disposal of investments in associates, joint ventures and other investments (note 4)	302	0
Impairment of investments in associates, joint ventures and other investments	262	0
Impairment of investments in associates, joint ventures and other investments (note 4)		(194)
Financing costs - net	(635)	2
Income before taxes	1,579	3,105
Income tax expense	(311)	(454)
Net income (including non-controlling interests)	1,268	2,651
Operating segments | North America
Disclosure of operating segments [line items]
Sales	6,947	5,964
Operating income (loss)	539	2,198
Depreciation and amortization	(332)	(277)
Acquisition gain of Calvert		1,858
Capital expenditures	522	223
Reconciliation from operating income to net income [Abstract]
Operating income	539	2,198
Operating segments | Brazil
Disclosure of operating segments [line items]
Sales	4,647	4,748
Operating income (loss)	497	169
Depreciation and amortization	(238)	(176)
Capital expenditures	332	319
Reconciliation from operating income to net income [Abstract]
Operating income	497	169
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	13,435	13,163
Operating income (loss)	649	240
Depreciation and amortization	(549)	(563)
Impairment		(194)
Capital expenditures	767	623
Reconciliation from operating income to net income [Abstract]
Operating income	649	240
Impairment of investments in associates, joint ventures and other investments (note 4)		(194)
Operating segments | India and JVs
Disclosure of operating segments [line items]
Income from investments in associates, joint ventures and other investments	366	346
Reconciliation from operating income to net income [Abstract]
Income from investments in associates, joint ventures and other investments	366	346
Operating segments | Sustainable solutions
Disclosure of operating segments [line items]
Sales	5,000	4,648
Operating income (loss)	153	114
Depreciation and amortization	(113)	(101)
Capital expenditures	148	130
Reconciliation from operating income to net income [Abstract]
Operating income	153	114
Operating segments | Mining
Disclosure of operating segments [line items]
Sales	766	588
Operating income (loss)	308	449
Depreciation and amortization	(170)	(133)
Capital expenditures	501	443
Reconciliation from operating income to net income [Abstract]
Operating income	308	449
Operating segments | Others
Disclosure of operating segments [line items]
Sales	1,423	1,613
Operating income (loss)	(350)	(377)
Depreciation and amortization	(127)	(103)
Capital expenditures	113	128
Reconciliation from operating income to net income [Abstract]
Operating income	(350)	(377)
Intersegment sales
Disclosure of operating segments [line items]
Sales	(4,899)	(4,319)
Operating income (loss)	12	(36)
Depreciation and amortization	0	0
Capital expenditures	(10)	(13)
Reconciliation from operating income to net income [Abstract]
Operating income	12	(36)
Intersegment sales | North America
Disclosure of operating segments [line items]
Sales	21	15
Intersegment sales | Brazil
Disclosure of operating segments [line items]
Sales	1,314	716
Intersegment sales | Europe
Disclosure of operating segments [line items]
Sales	1,808	1,708
Intersegment sales | Sustainable solutions
Disclosure of operating segments [line items]
Sales	612	657
Intersegment sales | Mining
Disclosure of operating segments [line items]
Sales	931	1,004
Intersegment sales | Others
Disclosure of operating segments [line items]
Sales	$ 213	$ 219